SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Accounting Policies [Abstract]
Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]	Potentially dilutive securities excluded from the computation of basic and diluted net loss per share are as follows:

	June 30, 2015	June 30, 2014
Convertible notes payable	—	60,000
Series A convertible preferred stock	—	220,913
Options to purchase common stock	565,939	517,406
Warrants to purchase common stock	220,913	240,092
Restricted stock units	—	88,843
Totals	786,852	1,127,254
Potentially dilutive securities excluded from the computation of basic and diluted net income (loss) per share are as follows:

	December 31, 2014	December 31, 2013
Convertible notes payable	—	60,000
Series A convertible preferred stock	47,666	220,913
Options to purchase common stock	441,055	277,551
Warrants to purchase common stock	220,913	649,915
Restricted stock units	43,619	269,133
Totals	753,253	1,477,512

Schedule of Accrued Liabilities [Table Text Block]	Accrued expenses were comprised of the following:

	December 31, 2014	December 31, 2013
Payroll	$169,965	$4,878
Legal and accounting services	39,103	—
Interest and other	27,458	—
Accrued expenses	$236,526	$4,878